FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2020	2019
Current
Marketable securities	$995	$734
Restricted cash	833	172
Derivative contracts	167	176
Loans and notes receivable	195	66
Other financial assets (1)	385	—
Total current	$2,575	$1,148
Non-current
Marketable securities	$3,535	$3,435
Restricted cash	272	201
Derivative contracts	110	62
Loans and notes receivable	1,002	309
Other financial assets (1)	1,302	1,088
Total non-current	$6,221	$5,095
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(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.
    The increase in financial assets from December 31, 2019 is primarily attributable to the acquisition of IndoStar in the partnership’s business services segment, which accounted for $1,408 million of the increase.